UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             Maurice Lazenby, III
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Maurice Lazenby, III
Title:            President
Phone:            (904) 359.1339

Signature, Place, and Date of Signing

/s/ Maurice Lazenby, III      Jacksonville, FL          March 31, 2003
------------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $95,736,136


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1ST Quarter - 3/31/03          Form 13F INFORMATION TABLE

                                                                                                  Voting Authority Shares
                                                                                                  -----------------------
                                                         Shares or  Share/  PUT/  Invest.   Other
Name of Issuer        Title of Class  CUSIP      Value   Prin Amt    PRN    CALL Discretion Mgrs.  Sole  Shared  None
--------------        --------------  -----      -----   ---------  ------  ---- ---------- -----  ----  ------  ----

BELLSOUTH CORP COM          Common  079860-10  2,366,364   109,200                Sole           109,200
BRISTOL MYERS SQUIBB CO COM Common  110122-10  2,567,295   121,500                Sole           121,500
CATERPILLER INC COM         Common  149123-10  3,936,000    80,000                Sole            80,000
CHEVRON TEXACO CORP         Common  166764-10  2,521,350    39,000                Sole            39,000
CHUBB CORP                  Common  171232-10  2,880,800    65,000                Sole            65,000
CONOCO PHILLIPS             Common  20825C-10  3,384,196    63,138                Sole            63,138
DEERE & CO                  Common  244199-10  2,178,930    55,500                Sole            55,500
EATON CORP                  Common  278058-10  2,273,375    32,500                Sole            32,500
ELECTRA DATA SYS CORP COM   Common  285661-10  3,344,000   190,000                Sole           190,000
FORTUNE BRANDS INC          Common  349631-10  3,000,900    70,000                Sole            70,000
GATX CORP                   Common  361448-10  1,086,000    75,000                Sole            75,000
GENUINE PT CO               Common  372460-10  3,295,080   108,000                Sole           108,000
HEWLETT-PACKARD CO          Common  428236-10  3,343,250   215,000                Sole           215,000
INTL BUSINESS MACH CORP COM Common  459200-10  2,548,975    32,500                Sole            32,500
INTL PAPER CO COM           Common  460146-10  2,704,000    80,000                Sole            80,000
MORGAN J P CHASE & CO       Common  46625H-10  2,963,750   125,000                Sole           125,000
KERR MCGEE CORP COM         Common  492386-10  2,213,245    54,500                Sole            54,500
KIMBERLY-CLARK CORP         Common  494368-10  3,568,610    78,500                Sole            78,500
LINCOLN NATIONAL            Common  534187-10  2,254,000    80,500                Sole            80,500
MBNA CORP COM               Common  55262L-10  1,655,500   110,000                Sole           110,000
MARSH & MC LENNAN CO'S INC  Common  571748-10  3,431,715    80,500                Sole            80,500
MAY DEPARTMENT STORES       Common  577778-10  2,148,120   108,000                Sole           108,000
MAYTAG CORP COM             Common  578592-10  2,473,900   130,000                Sole           130,000
MERCK & COMPANY             Common  589331-10  3,834,600    70,000                Sole            70,000
NATL CY CORP                Common  635405-10  3,481,250   125,000                Sole           125,000
PITNEY BOWES INC COM        Common  724479-10  3,511,200   110,000                Sole           110,000
PPG IND INC COM             Common  693506-10  2,434,320    54,000                Sole            54,000
T. ROWE PRICE               Common  74144T108  1,939,009    71,500                Sole            71,500
ROWAN CO INC COM            Common  779382-10  3,145,600   160,000                Sole           160,000
SBC COMMUNICATIONS INC.     Common  78387G-10  2,190,552   109,200                Sole           109,200
SOUTHTRUST CORP COM         Common  844730-10  1,531,800    60,000                Sole            60,000
UTD TECHNOLOGIES CORP COM   Common  913017-10  2,889,000    50,000                Sole            50,000
V F CORP COM                Common  918204-10  3,763,000   100,000                Sole           100,000
VERIZON COMMUNICATIONS COM  Common  92343V-10  1,767,500    50,000                Sole            50,000
WEYERHAEUSER CO             Common  962166-10  3,108,950    65,000                Sole            65,000
GRAND TOTAL                                   95,736,136 3,128,038                             3,128,038
